ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
ACCOUNTS PAYABLE [Text Block]

12. Accounts Payable

The following table summarizes the Company's accounts payable:

	December 31, 2020	December 31, 2019
Exploration and evaluation expenditures	$417,566	$128,303
Non-exploration and evaluation expenditures	$297,886	$207,953

Total Accounts Payable	$715,452	$336,256